Leases (Tables)	6 Months Ended
Jun. 30, 2023
Lease [Abstract]
Schedule of Operating Leases	Supplemental balance sheet information related to operating leases was as follows:
	December 31,
	2022	June 30, 2023
	RMB	RMB	US$

Right-of-use assets, net	—	223	31

Operating lease liabilities - current	—	148	20
Operating lease liabilities - non-current	—	37	5
Total operating lease liabilities	—	185	25

Schedule of Weighted Average Remaining Lease Terms and Discount Rates	The weighted average remaining lease terms and discount rates for all of operating leases were as follows as of June 30, 2023:
Weighted average remaining lease term (years)	1.51
Weighted average discount rate	4.75%

Schedule of Maturities of Lease Liabilities	The following is a schedule of maturities of lease liabilities are as follows:
Twelve months ending June 30,	RMB
2024	150
2025	37
Total future minimum lease payments	187
Less: imputed interest	(2)
Total	185